Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Cash flows from operating activities
Profit (loss) for the year | €		€ (6,168)	€ 9,784	€ 604
Adjustments for:
Financing expenses, net | €		3,634	8,153	2,091
Capital gain | €			(18,770)
Depreciation and amortization | €		2,975	6,416	5,816
Share-based payment transactions | €		50	8	5
Share of profits of equity accounted investees | €		(1,525)	(3,086)	(2,545)
Payment of interest on loan from an equity accounted investee | €		582	370	3,036
Change in trade receivables and other receivables | €		(3,868)	403	(17)
Change in other assets | €		179	(1,950)	37
Change in receivables from concessions project | €		1,426	1,329	1,431
Change in accrued severance pay, net | €			9	15
Change in trade payables | €		190	461	633
Change in other payables | €		(1,226)	5,336	(1,565)
Taxes on income (tax benefit) | €		(125)	(287)	215
Income taxes paid | €		(119)	(100)	(77)
Interest received | €		2,075	1,719	1,835
Interest paid | €		(3,906)	(6,083)	(4,924)
Total adjustment to reconcile profit and loss | €		342	(6,072)	5,986
Net cash provided by (used in) operating activities | €		(5,826)	3,712	6,590
Cash flows from investing activities:
Acquisition of fixed assets | €		(128,420)	(74,587)	(3,708)
Acquisition of subsidiary, net of cash acquired (see Note 6C and Note 6D) | €		(7,464)	(1,000)	(1,000)
Compensation as per agreement with Erez Electricity Ltd. | €		1,418
Repayment of loan from an equity accounted investee | €		1,978		1,540
Loan to an equity accounted investee | €		(181)
Proceeds from sale of investments | €			34,586
Advances on account of investments | €		(1,554)
Proceeds from marketable securities | €		1,800		3,316
Acquisition of marketable securities | €		(1,481)
Proceeds from settlement of derivatives, net | €			532	664
Proceed (investment) in restricted cash, net | €		23,092	(26,003)	(3,107)
Investment in short term deposit | €		(1,323)	(6,302)
Repayment (grant) Loan to others | €			3,912	(3,500)
Net cash used in investing activities | €		(112,135)	(68,862)	(5,795)
Cash flows from financing activities:
Issuance of warrants | €		2,544
Repayment of long-term loans and finance lease obligations | €		(3,959)	(5,844)	(17,819)
Repayment of Debentures | €		(26,923)	(9,836)	(4,668)
Cost associated with long term loans | €		(734)	(12,218)
Proceeds from options | €		20	19
Sale of shares in subsidiaries to non-controlling interests | €			13,936
Acquisition of shares in subsidiaries from non-controlling interests | €			(2,961)
Issuance of ordinary shares | €		21,275	7,807
Proceeds from long term loans, net | €		111,357	59,298	34,745
Proceeds from issuance of Debentures, net | €		38,057	22,317
Net cash provided by financing activities | €		141,637	72,518	12,258
Effect of exchange rate fluctuations on cash and cash equivalents | €		(1,340)	259	(133)
Increase in cash and cash equivalents | €		22,336	7,627	12,920
Cash and cash equivalents at the beginning of year | €		44,509	36,882	23,962
Cash and cash equivalents at the end of the year | €		€ 66,845	€ 44,509	€ 36,882
USD [Member]
Cash flows from operating activities
Profit (loss) for the year | $	$ (7,568)
Adjustments for:
Financing expenses, net | $	4,458
Capital gain | $
Depreciation and amortization | $	3,650
Share-based payment transactions | $	61
Share of profits of equity accounted investees | $	(1,871)
Payment of interest on loan from an equity accounted investee | $	714
Change in trade receivables and other receivables | $	(4,745)
Change in other assets | $	220
Change in receivables from concessions project | $	1,749
Change in accrued severance pay, net | $
Change in trade payables | $	233
Change in other payables | $	(1,504)
Taxes on income (tax benefit) | $	(153)
Income taxes paid | $	(146)
Interest received | $	2,546
Interest paid | $	(4,792)
Total adjustment to reconcile profit and loss | $	420
Net cash provided by (used in) operating activities | $	(7,148)
Cash flows from investing activities:
Acquisition of fixed assets | $	(157,543)
Acquisition of subsidiary, net of cash acquired (see Note 6C and Note 6D) | $	(9,157)
Compensation as per agreement with Erez Electricity Ltd. | $	1,740
Repayment of loan from an equity accounted investee | $	2,427
Loan to an equity accounted investee | $	(222)
Proceeds from sale of investments | $
Advances on account of investments | $	(1,906)
Proceeds from marketable securities | $	2,208
Acquisition of marketable securities | $	(1,817)
Proceeds from settlement of derivatives, net | $
Proceed (investment) in restricted cash, net | $	28,329
Investment in short term deposit | $	(1,623)
Repayment (grant) Loan to others | $
Net cash used in investing activities | $	(137,564)
Cash flows from financing activities:
Issuance of warrants | $	3,121
Repayment of long-term loans and finance lease obligations | $	(4,857)
Repayment of Debentures | $	(33,029)
Cost associated with long term loans | $	(900)
Proceeds from options | $	25
Sale of shares in subsidiaries to non-controlling interests | $
Acquisition of shares in subsidiaries from non-controlling interests | $
Issuance of ordinary shares | $	26,100
Proceeds from long term loans, net | $	136,611
Proceeds from issuance of Debentures, net | $	46,688
Net cash provided by financing activities | $	173,759
Effect of exchange rate fluctuations on cash and cash equivalents | $	(1,646)
Increase in cash and cash equivalents | $	27,401
Cash and cash equivalents at the beginning of year | $	54,603
Cash and cash equivalents at the end of the year | $	$ 82,004